UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Issued Capital Gross [Member]	Issuance Cost [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Cumulative translation adjustment [member]	Cash Flow Hedge Highly Probable Future Exports [Member]	Actuarial Gains Losses On Defined Benefit Pension Plans [Member]	Other Comprehensive Income Loss And Deemed Cost [Member]	Legal [Member]	Statutory [member]	Tax incentives [member]	Profit retention [member]	Additional Dividends Proposed [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at beginning at Dec. 31, 2019	$ 107,380	$ (279)	$ 1,064	$ (68,721)	$ (13,540)	$ (17,322)	$ (886)	$ 8,745	$ 2,702	$ 1,102	$ 53,078			$ 73,323	$ 892	$ 74,215
Beginning balance, value at Dec. 31, 2019		107,101	1,064				(100,469)					65,627		73,323	892	74,215
IfrsStatementLineItems [Line Items]
Capital transactions															(49)	(49)
Net income													(10,132)	(10,132)	(280)	(10,412)
Other comprehensive income (loss)				(5,245)	(14,506)	1,496	(604)							(18,859)	21	(18,838)
Appropriations:
Dividends															(44)	(44)
Ending balance, value at Jun. 30, 2020	107,380	(279)	1,064	(73,966)	(28,046)	(15,826)	(1,490)	8,745	2,702	1,102	53,078		(10,132)	44,332	540	44,872
at Jun. 30, 2020		107,101	1,064				(119,328)					65,627	(10,132)	44,332	540	44,872
Balance at beginning at Dec. 31, 2020	107,380	(279)	1,064	(73,936)	(24,590)	(15,034)	(1,174)	8,813	2,900	1,102	51,974	1,128		59,348	528	59,876
Beginning balance, value at Dec. 31, 2020		107,101	1,064				(114,734)					65,917		59,348	528	59,876
IfrsStatementLineItems [Line Items]
Capital transactions			(691)											(691)	750	59
Net income													8,301	8,301	55	8,356
Other comprehensive income (loss)				978	3,141	1,134	141							5,394	(31)	5,363
Appropriations:
Dividends												(1,172)		(1,172)	(37)	(1,209)
Ending balance, value at Jun. 30, 2021	107,380	(279)	373	(72,958)	(21,449)	(13,900)	(1,033)	8,813	2,900	1,102	51,974	(44)	8,301	71,180	1,267	72,447
at Jun. 30, 2021		107,101	373				(109,340)					64,745	8,301	71,180	1,267	72,447
Appropriations:
Capital increase with reserves															$ 2	$ 2